11. BIOLOGICAL ASSETS (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Biological Assets Details Narrative
Depreciation of breeding stock	R$ 758.7	R$ 680.9	R$ 545.0